Note 9 - Inventories - Schedule of Cost for Inventory and Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Cost of goods sold	$ 51,046,423	$ 25,979,708	$ 8,766,733
Cost of services	16,438,213	11,386,099	11,209,416
Cost of sales	$ 67,484,636	$ 37,365,807	$ 19,976,149